Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 16,437,043
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	2,200,000
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	5,223,812
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,924,378
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	124,378
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	1,840,097
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 3,124,378